UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2737

Fidelity Summer Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2014

Item 1. Reports to Stockholders

Fidelity®

Export and Multinational

Fund -

Class K

Semiannual Report

February 28, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of the major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2013 to February 28, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During Period* September 1, 2013 to February 28, 2014
Export and Multinational	.78%
Actual		$ 1,000.00	$ 1,138.10	$ 4.14
Hypothetical A		$ 1,000.00	$ 1,020.93	$ 3.91
Class K	.64%
Actual		$ 1,000.00	$ 1,138.50	$ 3.39
Hypothetical A		$ 1,000.00	$ 1,021.62	$ 3.21

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of February 28, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Turquoise Hill Resources Ltd.	3.1	3.4
Google, Inc. Class A	3.1	2.6
Pfizer, Inc.	2.9	2.6
Exxon Mobil Corp.	2.7	0.0
U.S. Bancorp	2.6	2.7
Fidelity National Information Services, Inc.	2.5	2.1
M&T Bank Corp.	2.4	2.3
EMC Corp.	2.4	1.6
Apple, Inc.	2.3	2.4
Danaher Corp.	2.3	1.8
	26.3
Top Five Market Sectors as of February 28, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	20.8	19.0
Financials	15.0	14.9
Health Care	14.4	13.5
Consumer Staples	10.8	12.2
Energy	10.0	8.8
Asset Allocation (% of fund's net assets)
As of February 28, 2014*		As of August 31, 2013**
	Stocks and Equity Futures 96.8%		Stocks and Equity Futures 97.2%
	Bonds 0.0%		Bonds 0.1%
	Convertible Securities 0.2%		Convertible Securities 0.2%
	Short-Term Investments and Net Other Assets (Liabilities) 3.0%		Short-Term Investments and Net Other Assets (Liabilities) 2.5%
* Foreign investments	15.6%	** Foreign investments	15.8%

Semiannual Report

Investments February 28, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 7.8%
Auto Components - 0.2%
Johnson Controls, Inc.	78,900	$ 3,898
Diversified Consumer Services - 1.0%
H&R Block, Inc.	604,900	19,139
Media - 1.3%
CBS Corp. Class B	385,400	25,853
Specialty Retail - 2.5%
Ascena Retail Group, Inc. (a)	401,000	7,334
Bed Bath & Beyond, Inc. (a)	29,100	1,974
Staples, Inc.	986,100	13,401
TJX Companies, Inc.	422,300	25,955
		48,664
Textiles, Apparel & Luxury Goods - 2.8%
NIKE, Inc. Class B	380,300	29,777
PVH Corp.	93,500	11,821
VF Corp.	253,200	14,835
		56,433
TOTAL CONSUMER DISCRETIONARY		153,987
CONSUMER STAPLES - 10.8%
Beverages - 3.9%
Dr. Pepper Snapple Group, Inc.	836,800	43,606
The Coca-Cola Co.	888,700	33,948
		77,554
Food & Staples Retailing - 0.6%
CVS Caremark Corp.	165,000	12,068
Food Products - 3.1%
Archer Daniels Midland Co.	857,700	34,823
Bunge Ltd.	337,100	26,837
		61,660
Household Products - 0.9%
Colgate-Palmolive Co.	268,600	16,876
Tobacco - 2.3%
British American Tobacco PLC sponsored ADR	213,100	23,183
Lorillard, Inc.	431,300	21,160
		44,343
TOTAL CONSUMER STAPLES		212,501
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 10.0%
Energy Equipment & Services - 1.2%
BW Offshore Ltd.	18,469,700	$ 22,895
Oil, Gas & Consumable Fuels - 8.8%
Cabot Oil & Gas Corp.	273,200	9,562
Chevron Corp.	360,900	41,623
Exxon Mobil Corp.	554,514	53,383
Noble Energy, Inc.	313,200	21,536
Northern Oil & Gas, Inc. (a)(d)	727,400	10,125
Suncor Energy, Inc.	1,143,200	37,714
		173,943
TOTAL ENERGY		196,838
FINANCIALS - 15.0%
Commercial Banks - 7.1%
M&T Bank Corp. (d)	398,100	46,414
U.S. Bancorp	1,270,200	52,256
Wells Fargo & Co.	883,000	40,989
		139,659
Diversified Financial Services - 4.2%
Bank of America Corp.	1,353,100	22,367
Citigroup, Inc.	589,400	28,663
JPMorgan Chase & Co.	570,700	32,427
		83,457
Insurance - 2.8%
ACE Ltd.	279,200	27,325
The Chubb Corp.	307,500	26,900
		54,225
Real Estate Investment Trusts - 0.9%
American Tower Corp.	217,800	17,744
TOTAL FINANCIALS		295,085
HEALTH CARE - 14.4%
Biotechnology - 7.1%
Alexion Pharmaceuticals, Inc. (a)	72,200	12,765
Amgen, Inc.	206,400	25,598
Biogen Idec, Inc. (a)	71,300	24,290
BioMarin Pharmaceutical, Inc. (a)	151,600	12,280
Gilead Sciences, Inc. (a)	315,300	26,104
Infinity Pharmaceuticals, Inc. (a)	398,145	6,243
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Theravance, Inc. (a)(d)	416,048	$ 15,394
United Therapeutics Corp. (a)	163,100	16,542
		139,216
Health Care Providers & Services - 1.0%
MEDNAX, Inc. (a)	324,800	19,754
Pharmaceuticals - 6.3%
Actavis PLC (a)	107,000	23,628
Perrigo Co. PLC	85,200	14,010
Pfizer, Inc.	1,775,000	56,995
Sanofi SA sponsored ADR	542,300	28,113
		122,746
TOTAL HEALTH CARE		281,716
INDUSTRIALS - 7.8%
Aerospace & Defense - 1.1%
United Technologies Corp.	188,400	22,047
Airlines - 0.7%
Copa Holdings SA Class A	90,300	12,232
Industrial Conglomerates - 2.3%
Danaher Corp.	595,400	45,542
Marine - 0.2%
Ultrapetrol (Bahamas) Ltd. (a)	940,070	3,149
Professional Services - 3.5%
Dun & Bradstreet Corp.	415,800	41,252
Towers Watson & Co.	256,000	27,930
		69,182
TOTAL INDUSTRIALS		152,152
INFORMATION TECHNOLOGY - 20.7%
Communications Equipment - 1.0%
Cisco Systems, Inc.	925,200	20,169
Computers & Peripherals - 4.7%
Apple, Inc.	87,500	46,046
EMC Corp.	1,754,400	46,264
		92,310
Internet Software & Services - 5.5%
Demandware, Inc. (a)	92,708	6,963
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
E2open, Inc. (a)	527,375	$ 14,656
Facebook, Inc. Class A (a)	141,300	9,673
Google, Inc. Class A (a)	50,300	61,147
Yahoo!, Inc. (a)	397,100	15,356
		107,795
IT Services - 5.3%
Amdocs Ltd.	839,500	37,341
Fidelity National Information Services, Inc.	888,700	49,421
Total System Services, Inc.	427,400	13,019
Virtusa Corp. (a)	135,207	4,917
		104,698
Semiconductors & Semiconductor Equipment - 0.8%
Broadcom Corp. Class A	499,800	14,854
Software - 3.4%
Guidewire Software, Inc. (a)	100,900	5,409
Microsoft Corp.	1,108,700	42,474
Oracle Corp.	493,000	19,281
Trion World Network, Inc.:
warrants 8/10/17 (a)(f)	28,652	0*
warrants 10/3/18 (a)(f)	41,940	0*
		67,164
TOTAL INFORMATION TECHNOLOGY		406,990
MATERIALS - 5.3%
Chemicals - 2.2%
Intrepid Potash, Inc. (a)(d)	1,059,700	15,694
Monsanto Co.	240,400	26,449
		42,143
Metals & Mining - 3.1%
Turquoise Hill Resources Ltd. (a)	16,075,680	61,409
TOTAL MATERIALS		103,552
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 0.5%
Verizon Communications, Inc.	214,319	10,197
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 1.2%
Vodafone Group PLC sponsored ADR	549,590	$ 22,846
TOTAL TELECOMMUNICATION SERVICES		33,043
UTILITIES - 1.7%
Electric Utilities - 0.6%
Northeast Utilities	285,800	12,704
Multi-Utilities - 1.1%
Sempra Energy	219,200	20,708
TOTAL UTILITIES		33,412
TOTAL COMMON STOCKS (Cost $1,471,045)		1,869,276
Convertible Preferred Stocks - 0.2%

CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Glam Media, Inc. Series M-1, 8.00% (a)(f)	427,303	2,184
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Trion World Network, Inc.:
8.00% (a)(f)	76,875	139
Series C, 8.00% (a)(f)	910,747	1,648
Series C-1, 8.00% (a)(f)	71,630	130
		1,917
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $14,861)		4,101
Convertible Bonds - 0.0%
	Principal Amount (000s)
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Trion World Network, Inc. 15% 10/10/15 pay-in-kind (f) (Cost $260)	$ 260	260
U.S. Treasury Obligations - 0.1%
	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills, yield at date of purchase 0.05% 5/29/14 (e) (Cost $1,500)	$ 1,500	$ 1,500
Money Market Funds - 7.5%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	99,492,859	99,493
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	47,966,113	47,966
TOTAL MONEY MARKET FUNDS (Cost $147,459)		147,459
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $1,635,125)		2,022,596
NET OTHER ASSETS (LIABILITIES) - (3.0)%		(58,678)
NET ASSETS - 100%		$ 1,963,918
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
329 CME E-mini S&P 500 Index Contracts (United States)	March 2014	$ 30,558	$ 1,377

The face value of futures purchased as a percentage of net assets is 1.6%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,500,000.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,361,000 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Glam Media, Inc. Series M-1, 8.00%	3/19/08	$ 7,813
Security	Acquisition Date	Acquisition Cost (000s)
Trion World Network, Inc. warrants 8/10/17	8/10/10	$ 0*
Trion World Network, Inc. warrants 10/3/18	10/10/13	$ 0*
Trion World Network, Inc. 8.00%	3/20/13	$ 404
Trion World Network, Inc. Series C, 8.00%	8/22/08	$ 5,001
Trion World Network, Inc. Series C-1, 8.00%	8/10/10	$ 393
Trion World Network, Inc. 15% 10/10/15 pay-in-kind	10/10/13	$ 260
* Amounts represent less than $1,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 30
Fidelity Securities Lending Cash Central Fund	188
Total	$ 218
Other Information

The following is a summary of the inputs used, as of February 28, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 156,171	$ 153,987	$ -	$ 2,184
Consumer Staples	212,501	212,501	-	-
Energy	196,838	196,838	-	-
Financials	295,085	295,085	-	-
Health Care	281,716	281,716	-	-
Industrials	152,152	152,152	-	-
Information Technology	408,907	406,990	-	1,917
Materials	103,552	103,552	-	-
Telecommunication Services	33,043	33,043	-	-
Utilities	33,412	33,412	-	-
Corporate Bonds	260	-	-	260
U.S. Government and Government Agency Obligations	1,500	-	1,500	-
Money Market Funds	147,459	147,459	-	-
Total Investments in Securities:	$ 2,022,596	$ 2,016,735	$ 1,500	$ 4,361
Derivative Instruments:
Assets
Futures Contracts	$ 1,377	$ 1,377	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 1,377	$ -
Total Value of Derivatives	$ 1,377	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	84.4%
Canada	5.0%
Bermuda	2.5%
United Kingdom	2.4%
Ireland	1.9%
France	1.5%
Switzerland	1.4%
Others (Individually Less Than 1%)	0.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $46,371) - See accompanying schedule: Unaffiliated issuers (cost $1,487,666)	$ 1,875,137
Fidelity Central Funds (cost $147,459)	147,459
Total Investments (cost $1,635,125)		$ 2,022,596
Receivable for investments sold		13,643
Receivable for fund shares sold		589
Dividends receivable		7,585
Interest receivable		184
Distributions receivable from Fidelity Central Funds		15
Receivable for daily variation margin for derivative instruments		61
Prepaid expenses		3
Receivable from investment adviser for expense reductions		2
Other receivables		1
Total assets		2,044,679

Liabilities
Payable for investments purchased	$ 28,363
Payable for fund shares redeemed	3,188
Accrued management fee	884
Other affiliated payables	317
Other payables and accrued expenses	43
Collateral on securities loaned, at value	47,966
Total liabilities		80,761

Net Assets		$ 1,963,918
Net Assets consist of:
Paid in capital		$ 1,486,273
Undistributed net investment income		16,333
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		72,440
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		388,872
Net Assets		$ 1,963,918

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2014 (Unaudited)

Export and Multinational: Net Asset Value, offering price and redemption price per share ($1,727,189 ÷ 70,481 shares)	$ 24.51

Class K: Net Asset Value, offering price and redemption price per share ($236,729 ÷ 9,671 shares)	$ 24.48

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended February 28, 2014 (Unaudited)

Investment Income
Dividends		$ 15,493
Special dividends		14,102
Interest		37
Income from Fidelity Central Funds		218
Total income		29,850

Expenses
Management fee	$ 5,396
Transfer agent fees	1,643
Accounting and security lending fees	305
Custodian fees and expenses	24
Independent trustees' compensation	4
Registration fees	22
Audit	43
Legal	5
Miscellaneous	7
Total expenses before reductions	7,449
Expense reductions	(26)	7,423
Net investment income (loss)		22,427
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	106,902
Foreign currency transactions	(1,670)
Futures contracts	3,137
Total net realized gain (loss)		108,369
Change in net unrealized appreciation (depreciation) on: Investment securities	120,677
Assets and liabilities in foreign currencies	24
Futures contracts	710
Total change in net unrealized appreciation (depreciation)		121,411
Net gain (loss)		229,780
Net increase (decrease) in net assets resulting from operations		$ 252,207

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 22,427	$ 16,791
Net realized gain (loss)	108,369	281,505
Change in net unrealized appreciation (depreciation)	121,411	(39,367)
Net increase (decrease) in net assets resulting from operations	252,207	258,929
Distributions to shareholders from net investment income	(17,314)	(15,558)
Distributions to shareholders from net realized gain	(215,869)	(162,627)
Total distributions	(233,183)	(178,185)
Share transactions - net increase (decrease)	49,416	(178,683)
Redemption fees	3	8
Total increase (decrease) in net assets	68,443	(97,931)

Net Assets
Beginning of period	1,895,475	1,993,406
End of period (including undistributed net investment income of $16,333 and undistributed net investment income of $11,220, respectively)	$ 1,963,918	$ 1,895,475

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Export and Multinational

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 24.42	$ 23.47	$ 20.99	$ 18.07	$ 17.63	$ 21.92
Income from Investment Operations
Net investment income (loss) D	.27 J	.20	.19	.17	.10	.15
Net realized and unrealized gain (loss)	2.83	2.86 I	2.60	2.89	.46	(4.27)
Total from investment operations	3.10	3.06	2.79	3.06	.56	(4.12)
Distributions from net investment income	(.22)	(.18)	(.19)	(.14)	(.12)	(.05)
Distributions from net realized gain	(2.79)	(1.93)	(.12)	-	-	(.12)
Total distributions	(3.01)	(2.11)	(.31)	(.14)	(.12)	(.17)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 24.51	$ 24.42	$ 23.47	$ 20.99	$ 18.07	$ 17.63
Total Return B, C	13.81%	14.06% I	13.60%	16.93%	3.17%	(18.65)%
Ratios to Average Net Assets E, G
Expenses before reductions	.78% A	.80%	.82%	.83%	.86%	.91%
Expenses net of fee waivers, if any	.78% A	.80%	.82%	.83%	.86%	.91%
Expenses net of all reductions	.77% A	.79%	.82%	.83%	.84%	.90%
Net investment income (loss)	2.27% A, J	.84%	.87%	.77%	.54%	.95%
Supplemental Data
Net assets, end of period (in millions)	$ 1,727	$ 1,671	$ 1,773	$ 2,045	$ 2,227	$ 2,566
Portfolio turnover rate F	60% A	114%	97%	109%	197%	83%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.12 per share. Excluding these litigation proceeds, the total return would have been 13.55%. J Investment income per share reflects large, non-recurring dividends which amounted to $.17 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been .83%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 24.42	$ 23.47	$ 21.00	$ 18.08	$ 17.64	$ 21.94
Income from Investment Operations
Net investment income (loss) D	.29 K	.23	.23	.21	.14	.18
Net realized and unrealized gain (loss)	2.82	2.87 J	2.60	2.89	.47	(4.28)
Total from investment operations	3.11	3.10	2.83	3.10	.61	(4.10)
Distributions from net investment income	(.25)	(.22)	(.23)	(.18)	(.17)	(.08)
Distributions from net realized gain	(2.79)	(1.93)	(.12)	-	-	(.12)
Total distributions	(3.05) L	(2.15)	(.36) I	(.18)	(.17)	(.20)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 24.48	$ 24.42	$ 23.47	$ 21.00	$ 18.08	$ 17.64
Total Return B, C	13.85%	14.27% J	13.79%	17.16%	3.39%	(18.51)%
Ratios to Average Net Assets E, G
Expenses before reductions	.64% A	.65%	.65%	.65%	.66%	.67%
Expenses net of fee waivers, if any	.64% A	.65%	.65%	.65%	.66%	.67%
Expenses net of all reductions	.64% A	.63%	.65%	.65%	.64%	.66%
Net investment income (loss)	2.41% A, K	.99%	1.04%	.95%	.74%	1.19%
Supplemental Data
Net assets, end of period (in millions)	$ 237	$ 224	$ 221	$ 194	$ 162	$ 118
Portfolio turnover rate F	60% A	114%	97%	109%	197%	83%

A Annualized B Total returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I Total distributions of $.36 per share is comprised of distributions from net investment income of $.231 and distributions from net realized gain of $.124 per share. J Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.12 per share. Excluding these litigation proceeds, the total return would have been 13.76%. K Investment income per share reflects large, non-recurring dividends which amounted to $.17 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been .97%. L Total distributions of $3.05 per share is comprised of distributions from net investment income of $.254 and distributions from net realized gain of $2.794 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Export and Multinational Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Export and Multinational and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2014 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 420,877
Gross unrealized depreciation	(36,424)
Net unrealized appreciation (depreciation) on securities and other investments	$ 384,453

Tax cost	$ 1,638,143

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Semiannual Report

4. Derivative Instruments - continued

Futures Contracts - continued

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $3,137 and a change in net unrealized appreciation (depreciation) of $710 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $569,410 and $730,226, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Export and Multinational. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Export and Multinational	$ 1,590.18
Class K	53.05
	$ 1,643

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $17 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the

Semiannual Report

8. Security Lending - continued

borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $188, including $6 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $4 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $22.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2014	Year ended August 31, 2013
From net investment income
Export and Multinational	$ 14,927	$ 13,448
Class K	2,387	2,110
Total	$ 17,314	$ 15,558
From net realized gain
Export and Multinational	$ 190,119	$ 144,023
Class K	25,750	18,604
Total	$ 215,869	$ 162,627

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2014	Year ended August 31, 2013	Six months ended February 28, 2014	Year ended August 31, 2013
Export and Multinational
Shares sold	1,107	2,921	$ 26,552	$ 68,311
Reinvestment of distributions	8,659	6,759	197,691	151,887
Shares redeemed	(7,726)	(16,765)	(185,178)	(392,553)
Net increase (decrease)	2,040	(7,085)	$ 39,065	$ (172,355)
Class K
Shares sold	547	1,651	$ 13,213	$ 38,678
Reinvestment of distributions	1,233	923	28,137	20,714
Shares redeemed	(1,293)	(2,799)	(30,999)	(65,720)
Net increase (decrease)	487	(225)	$ 10,351	$ (6,328)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company
Chicago, IL

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

EXF-K-USAN-0414
1.863262.105

Fidelity®

Export and Multinational

Fund

Semiannual Report

February 28, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of the major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2013 to February 28, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During Period* September 1, 2013 to February 28, 2014
Export and Multinational	.78%
Actual		$ 1,000.00	$ 1,138.10	$ 4.14
Hypothetical A		$ 1,000.00	$ 1,020.93	$ 3.91
Class K	.64%
Actual		$ 1,000.00	$ 1,138.50	$ 3.39
Hypothetical A		$ 1,000.00	$ 1,021.62	$ 3.21

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of February 28, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Turquoise Hill Resources Ltd.	3.1	3.4
Google, Inc. Class A	3.1	2.6
Pfizer, Inc.	2.9	2.6
Exxon Mobil Corp.	2.7	0.0
U.S. Bancorp	2.6	2.7
Fidelity National Information Services, Inc.	2.5	2.1
M&T Bank Corp.	2.4	2.3
EMC Corp.	2.4	1.6
Apple, Inc.	2.3	2.4
Danaher Corp.	2.3	1.8
	26.3
Top Five Market Sectors as of February 28, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	20.8	19.0
Financials	15.0	14.9
Health Care	14.4	13.5
Consumer Staples	10.8	12.2
Energy	10.0	8.8
Asset Allocation (% of fund's net assets)
As of February 28, 2014*		As of August 31, 2013**
	Stocks and Equity Futures 96.8%		Stocks and Equity Futures 97.2%
	Bonds 0.0%		Bonds 0.1%
	Convertible Securities 0.2%		Convertible Securities 0.2%
	Short-Term Investments and Net Other Assets (Liabilities) 3.0%		Short-Term Investments and Net Other Assets (Liabilities) 2.5%
* Foreign investments	15.6%	** Foreign investments	15.8%

Semiannual Report

Investments February 28, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 7.8%
Auto Components - 0.2%
Johnson Controls, Inc.	78,900	$ 3,898
Diversified Consumer Services - 1.0%
H&R Block, Inc.	604,900	19,139
Media - 1.3%
CBS Corp. Class B	385,400	25,853
Specialty Retail - 2.5%
Ascena Retail Group, Inc. (a)	401,000	7,334
Bed Bath & Beyond, Inc. (a)	29,100	1,974
Staples, Inc.	986,100	13,401
TJX Companies, Inc.	422,300	25,955
		48,664
Textiles, Apparel & Luxury Goods - 2.8%
NIKE, Inc. Class B	380,300	29,777
PVH Corp.	93,500	11,821
VF Corp.	253,200	14,835
		56,433
TOTAL CONSUMER DISCRETIONARY		153,987
CONSUMER STAPLES - 10.8%
Beverages - 3.9%
Dr. Pepper Snapple Group, Inc.	836,800	43,606
The Coca-Cola Co.	888,700	33,948
		77,554
Food & Staples Retailing - 0.6%
CVS Caremark Corp.	165,000	12,068
Food Products - 3.1%
Archer Daniels Midland Co.	857,700	34,823
Bunge Ltd.	337,100	26,837
		61,660
Household Products - 0.9%
Colgate-Palmolive Co.	268,600	16,876
Tobacco - 2.3%
British American Tobacco PLC sponsored ADR	213,100	23,183
Lorillard, Inc.	431,300	21,160
		44,343
TOTAL CONSUMER STAPLES		212,501
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 10.0%
Energy Equipment & Services - 1.2%
BW Offshore Ltd.	18,469,700	$ 22,895
Oil, Gas & Consumable Fuels - 8.8%
Cabot Oil & Gas Corp.	273,200	9,562
Chevron Corp.	360,900	41,623
Exxon Mobil Corp.	554,514	53,383
Noble Energy, Inc.	313,200	21,536
Northern Oil & Gas, Inc. (a)(d)	727,400	10,125
Suncor Energy, Inc.	1,143,200	37,714
		173,943
TOTAL ENERGY		196,838
FINANCIALS - 15.0%
Commercial Banks - 7.1%
M&T Bank Corp. (d)	398,100	46,414
U.S. Bancorp	1,270,200	52,256
Wells Fargo & Co.	883,000	40,989
		139,659
Diversified Financial Services - 4.2%
Bank of America Corp.	1,353,100	22,367
Citigroup, Inc.	589,400	28,663
JPMorgan Chase & Co.	570,700	32,427
		83,457
Insurance - 2.8%
ACE Ltd.	279,200	27,325
The Chubb Corp.	307,500	26,900
		54,225
Real Estate Investment Trusts - 0.9%
American Tower Corp.	217,800	17,744
TOTAL FINANCIALS		295,085
HEALTH CARE - 14.4%
Biotechnology - 7.1%
Alexion Pharmaceuticals, Inc. (a)	72,200	12,765
Amgen, Inc.	206,400	25,598
Biogen Idec, Inc. (a)	71,300	24,290
BioMarin Pharmaceutical, Inc. (a)	151,600	12,280
Gilead Sciences, Inc. (a)	315,300	26,104
Infinity Pharmaceuticals, Inc. (a)	398,145	6,243
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Theravance, Inc. (a)(d)	416,048	$ 15,394
United Therapeutics Corp. (a)	163,100	16,542
		139,216
Health Care Providers & Services - 1.0%
MEDNAX, Inc. (a)	324,800	19,754
Pharmaceuticals - 6.3%
Actavis PLC (a)	107,000	23,628
Perrigo Co. PLC	85,200	14,010
Pfizer, Inc.	1,775,000	56,995
Sanofi SA sponsored ADR	542,300	28,113
		122,746
TOTAL HEALTH CARE		281,716
INDUSTRIALS - 7.8%
Aerospace & Defense - 1.1%
United Technologies Corp.	188,400	22,047
Airlines - 0.7%
Copa Holdings SA Class A	90,300	12,232
Industrial Conglomerates - 2.3%
Danaher Corp.	595,400	45,542
Marine - 0.2%
Ultrapetrol (Bahamas) Ltd. (a)	940,070	3,149
Professional Services - 3.5%
Dun & Bradstreet Corp.	415,800	41,252
Towers Watson & Co.	256,000	27,930
		69,182
TOTAL INDUSTRIALS		152,152
INFORMATION TECHNOLOGY - 20.7%
Communications Equipment - 1.0%
Cisco Systems, Inc.	925,200	20,169
Computers & Peripherals - 4.7%
Apple, Inc.	87,500	46,046
EMC Corp.	1,754,400	46,264
		92,310
Internet Software & Services - 5.5%
Demandware, Inc. (a)	92,708	6,963
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
E2open, Inc. (a)	527,375	$ 14,656
Facebook, Inc. Class A (a)	141,300	9,673
Google, Inc. Class A (a)	50,300	61,147
Yahoo!, Inc. (a)	397,100	15,356
		107,795
IT Services - 5.3%
Amdocs Ltd.	839,500	37,341
Fidelity National Information Services, Inc.	888,700	49,421
Total System Services, Inc.	427,400	13,019
Virtusa Corp. (a)	135,207	4,917
		104,698
Semiconductors & Semiconductor Equipment - 0.8%
Broadcom Corp. Class A	499,800	14,854
Software - 3.4%
Guidewire Software, Inc. (a)	100,900	5,409
Microsoft Corp.	1,108,700	42,474
Oracle Corp.	493,000	19,281
Trion World Network, Inc.:
warrants 8/10/17 (a)(f)	28,652	0*
warrants 10/3/18 (a)(f)	41,940	0*
		67,164
TOTAL INFORMATION TECHNOLOGY		406,990
MATERIALS - 5.3%
Chemicals - 2.2%
Intrepid Potash, Inc. (a)(d)	1,059,700	15,694
Monsanto Co.	240,400	26,449
		42,143
Metals & Mining - 3.1%
Turquoise Hill Resources Ltd. (a)	16,075,680	61,409
TOTAL MATERIALS		103,552
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 0.5%
Verizon Communications, Inc.	214,319	10,197
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 1.2%
Vodafone Group PLC sponsored ADR	549,590	$ 22,846
TOTAL TELECOMMUNICATION SERVICES		33,043
UTILITIES - 1.7%
Electric Utilities - 0.6%
Northeast Utilities	285,800	12,704
Multi-Utilities - 1.1%
Sempra Energy	219,200	20,708
TOTAL UTILITIES		33,412
TOTAL COMMON STOCKS (Cost $1,471,045)		1,869,276
Convertible Preferred Stocks - 0.2%

CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Glam Media, Inc. Series M-1, 8.00% (a)(f)	427,303	2,184
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Trion World Network, Inc.:
8.00% (a)(f)	76,875	139
Series C, 8.00% (a)(f)	910,747	1,648
Series C-1, 8.00% (a)(f)	71,630	130
		1,917
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $14,861)		4,101
Convertible Bonds - 0.0%
	Principal Amount (000s)
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Trion World Network, Inc. 15% 10/10/15 pay-in-kind (f) (Cost $260)	$ 260	260
U.S. Treasury Obligations - 0.1%
	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills, yield at date of purchase 0.05% 5/29/14 (e) (Cost $1,500)	$ 1,500	$ 1,500
Money Market Funds - 7.5%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	99,492,859	99,493
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	47,966,113	47,966
TOTAL MONEY MARKET FUNDS (Cost $147,459)		147,459
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $1,635,125)		2,022,596
NET OTHER ASSETS (LIABILITIES) - (3.0)%		(58,678)
NET ASSETS - 100%		$ 1,963,918
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
329 CME E-mini S&P 500 Index Contracts (United States)	March 2014	$ 30,558	$ 1,377

The face value of futures purchased as a percentage of net assets is 1.6%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,500,000.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,361,000 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Glam Media, Inc. Series M-1, 8.00%	3/19/08	$ 7,813
Security	Acquisition Date	Acquisition Cost (000s)
Trion World Network, Inc. warrants 8/10/17	8/10/10	$ 0*
Trion World Network, Inc. warrants 10/3/18	10/10/13	$ 0*
Trion World Network, Inc. 8.00%	3/20/13	$ 404
Trion World Network, Inc. Series C, 8.00%	8/22/08	$ 5,001
Trion World Network, Inc. Series C-1, 8.00%	8/10/10	$ 393
Trion World Network, Inc. 15% 10/10/15 pay-in-kind	10/10/13	$ 260
* Amounts represent less than $1,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 30
Fidelity Securities Lending Cash Central Fund	188
Total	$ 218
Other Information

The following is a summary of the inputs used, as of February 28, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 156,171	$ 153,987	$ -	$ 2,184
Consumer Staples	212,501	212,501	-	-
Energy	196,838	196,838	-	-
Financials	295,085	295,085	-	-
Health Care	281,716	281,716	-	-
Industrials	152,152	152,152	-	-
Information Technology	408,907	406,990	-	1,917
Materials	103,552	103,552	-	-
Telecommunication Services	33,043	33,043	-	-
Utilities	33,412	33,412	-	-
Corporate Bonds	260	-	-	260
U.S. Government and Government Agency Obligations	1,500	-	1,500	-
Money Market Funds	147,459	147,459	-	-
Total Investments in Securities:	$ 2,022,596	$ 2,016,735	$ 1,500	$ 4,361
Derivative Instruments:
Assets
Futures Contracts	$ 1,377	$ 1,377	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 1,377	$ -
Total Value of Derivatives	$ 1,377	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	84.4%
Canada	5.0%
Bermuda	2.5%
United Kingdom	2.4%
Ireland	1.9%
France	1.5%
Switzerland	1.4%
Others (Individually Less Than 1%)	0.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $46,371) - See accompanying schedule: Unaffiliated issuers (cost $1,487,666)	$ 1,875,137
Fidelity Central Funds (cost $147,459)	147,459
Total Investments (cost $1,635,125)		$ 2,022,596
Receivable for investments sold		13,643
Receivable for fund shares sold		589
Dividends receivable		7,585
Interest receivable		184
Distributions receivable from Fidelity Central Funds		15
Receivable for daily variation margin for derivative instruments		61
Prepaid expenses		3
Receivable from investment adviser for expense reductions		2
Other receivables		1
Total assets		2,044,679

Liabilities
Payable for investments purchased	$ 28,363
Payable for fund shares redeemed	3,188
Accrued management fee	884
Other affiliated payables	317
Other payables and accrued expenses	43
Collateral on securities loaned, at value	47,966
Total liabilities		80,761

Net Assets		$ 1,963,918
Net Assets consist of:
Paid in capital		$ 1,486,273
Undistributed net investment income		16,333
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		72,440
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		388,872
Net Assets		$ 1,963,918

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2014 (Unaudited)

Export and Multinational: Net Asset Value, offering price and redemption price per share ($1,727,189 ÷ 70,481 shares)	$ 24.51

Class K: Net Asset Value, offering price and redemption price per share ($236,729 ÷ 9,671 shares)	$ 24.48

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended February 28, 2014 (Unaudited)

Investment Income
Dividends		$ 15,493
Special dividends		14,102
Interest		37
Income from Fidelity Central Funds		218
Total income		29,850

Expenses
Management fee	$ 5,396
Transfer agent fees	1,643
Accounting and security lending fees	305
Custodian fees and expenses	24
Independent trustees' compensation	4
Registration fees	22
Audit	43
Legal	5
Miscellaneous	7
Total expenses before reductions	7,449
Expense reductions	(26)	7,423
Net investment income (loss)		22,427
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	106,902
Foreign currency transactions	(1,670)
Futures contracts	3,137
Total net realized gain (loss)		108,369
Change in net unrealized appreciation (depreciation) on: Investment securities	120,677
Assets and liabilities in foreign currencies	24
Futures contracts	710
Total change in net unrealized appreciation (depreciation)		121,411
Net gain (loss)		229,780
Net increase (decrease) in net assets resulting from operations		$ 252,207

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 22,427	$ 16,791
Net realized gain (loss)	108,369	281,505
Change in net unrealized appreciation (depreciation)	121,411	(39,367)
Net increase (decrease) in net assets resulting from operations	252,207	258,929
Distributions to shareholders from net investment income	(17,314)	(15,558)
Distributions to shareholders from net realized gain	(215,869)	(162,627)
Total distributions	(233,183)	(178,185)
Share transactions - net increase (decrease)	49,416	(178,683)
Redemption fees	3	8
Total increase (decrease) in net assets	68,443	(97,931)

Net Assets
Beginning of period	1,895,475	1,993,406
End of period (including undistributed net investment income of $16,333 and undistributed net investment income of $11,220, respectively)	$ 1,963,918	$ 1,895,475

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Export and Multinational

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 24.42	$ 23.47	$ 20.99	$ 18.07	$ 17.63	$ 21.92
Income from Investment Operations
Net investment income (loss) D	.27 J	.20	.19	.17	.10	.15
Net realized and unrealized gain (loss)	2.83	2.86 I	2.60	2.89	.46	(4.27)
Total from investment operations	3.10	3.06	2.79	3.06	.56	(4.12)
Distributions from net investment income	(.22)	(.18)	(.19)	(.14)	(.12)	(.05)
Distributions from net realized gain	(2.79)	(1.93)	(.12)	-	-	(.12)
Total distributions	(3.01)	(2.11)	(.31)	(.14)	(.12)	(.17)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 24.51	$ 24.42	$ 23.47	$ 20.99	$ 18.07	$ 17.63
Total Return B, C	13.81%	14.06% I	13.60%	16.93%	3.17%	(18.65)%
Ratios to Average Net Assets E, G
Expenses before reductions	.78% A	.80%	.82%	.83%	.86%	.91%
Expenses net of fee waivers, if any	.78% A	.80%	.82%	.83%	.86%	.91%
Expenses net of all reductions	.77% A	.79%	.82%	.83%	.84%	.90%
Net investment income (loss)	2.27% A, J	.84%	.87%	.77%	.54%	.95%
Supplemental Data
Net assets, end of period (in millions)	$ 1,727	$ 1,671	$ 1,773	$ 2,045	$ 2,227	$ 2,566
Portfolio turnover rate F	60% A	114%	97%	109%	197%	83%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.12 per share. Excluding these litigation proceeds, the total return would have been 13.55%. J Investment income per share reflects large, non-recurring dividends which amounted to $.17 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been .83%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 24.42	$ 23.47	$ 21.00	$ 18.08	$ 17.64	$ 21.94
Income from Investment Operations
Net investment income (loss) D	.29 K	.23	.23	.21	.14	.18
Net realized and unrealized gain (loss)	2.82	2.87 J	2.60	2.89	.47	(4.28)
Total from investment operations	3.11	3.10	2.83	3.10	.61	(4.10)
Distributions from net investment income	(.25)	(.22)	(.23)	(.18)	(.17)	(.08)
Distributions from net realized gain	(2.79)	(1.93)	(.12)	-	-	(.12)
Total distributions	(3.05) L	(2.15)	(.36) I	(.18)	(.17)	(.20)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 24.48	$ 24.42	$ 23.47	$ 21.00	$ 18.08	$ 17.64
Total Return B, C	13.85%	14.27% J	13.79%	17.16%	3.39%	(18.51)%
Ratios to Average Net Assets E, G
Expenses before reductions	.64% A	.65%	.65%	.65%	.66%	.67%
Expenses net of fee waivers, if any	.64% A	.65%	.65%	.65%	.66%	.67%
Expenses net of all reductions	.64% A	.63%	.65%	.65%	.64%	.66%
Net investment income (loss)	2.41% A, K	.99%	1.04%	.95%	.74%	1.19%
Supplemental Data
Net assets, end of period (in millions)	$ 237	$ 224	$ 221	$ 194	$ 162	$ 118
Portfolio turnover rate F	60% A	114%	97%	109%	197%	83%

A Annualized B Total returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I Total distributions of $.36 per share is comprised of distributions from net investment income of $.231 and distributions from net realized gain of $.124 per share. J Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.12 per share. Excluding these litigation proceeds, the total return would have been 13.76%. K Investment income per share reflects large, non-recurring dividends which amounted to $.17 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been .97%. L Total distributions of $3.05 per share is comprised of distributions from net investment income of $.254 and distributions from net realized gain of $2.794 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Export and Multinational Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Export and Multinational and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are

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3. Significant Accounting Policies - continued

Investment Valuation - continued

valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2014 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 420,877
Gross unrealized depreciation	(36,424)
Net unrealized appreciation (depreciation) on securities and other investments	$ 384,453

Tax cost	$ 1,638,143

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Semiannual Report

4. Derivative Instruments - continued

Futures Contracts - continued

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $3,137 and a change in net unrealized appreciation (depreciation) of $710 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $569,410 and $730,226, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Export and Multinational. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Export and Multinational	$ 1,590.18
Class K	53.05
	$ 1,643

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $17 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the

Semiannual Report

8. Security Lending - continued

borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $188, including $6 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $4 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $22.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2014	Year ended August 31, 2013
From net investment income
Export and Multinational	$ 14,927	$ 13,448
Class K	2,387	2,110
Total	$ 17,314	$ 15,558
From net realized gain
Export and Multinational	$ 190,119	$ 144,023
Class K	25,750	18,604
Total	$ 215,869	$ 162,627

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2014	Year ended August 31, 2013	Six months ended February 28, 2014	Year ended August 31, 2013
Export and Multinational
Shares sold	1,107	2,921	$ 26,552	$ 68,311
Reinvestment of distributions	8,659	6,759	197,691	151,887
Shares redeemed	(7,726)	(16,765)	(185,178)	(392,553)
Net increase (decrease)	2,040	(7,085)	$ 39,065	$ (172,355)
Class K
Shares sold	547	1,651	$ 13,213	$ 38,678
Reinvestment of distributions	1,233	923	28,137	20,714
Shares redeemed	(1,293)	(2,799)	(30,999)	(65,720)
Net increase (decrease)	487	(225)	$ 10,351	$ (6,328)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company
Chicago, IL

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

EXF-USAN-0414
1.790938.110

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Summer Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 21, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 21, 2014